Net Loss Per Share Attributable to Common Stockholders - Computation (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss attributable to Hippo - basic	$ (371.4)	$ (141.5)
Net loss attributable to Hippo - diluted	$ (371.4)	$ (141.5)
Weighted-average shares used in computing net loss per share attributable to Hippo - basic (in shares)	272,168,933	86,897,893
Weighted-average shares used in computing net loss per share attributable to Hippo - diluted (in shares)	272,168,933	86,897,893
Net loss per share attributable to Hippo - basic (in dollars per share)	$ (1.36)	$ (1.63)
Net loss per share attributable to Hippo - diluted (in dollars per share)	$ (1.36)	$ (1.63)